Schedule of Components of Income Tax Expenses Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 10,520	$ 6,157
Statutory tax rate	21.00%	21.00%
Computed “expected” tax income	$ 2,209	$ 1,293
Foreign tax rate differences and exchange rate differences	131	65
Nondeductible expenses	(715)	(367)
Change in valuation allowance	(1,625)	(991)
Taxes on income